Taxation - Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Provision for credit losses	¥ 1,323,782	¥ 1,388,365
Deferred guarantee income and other accrued expenses	984,756	895,892
Contingent guarantee liabilities	136,048	269,750
Net operating loss carryforwards	104,882	104,798
Advertising expenses in excess of deduction limit	7,942	8,094
Investment related loss	75,440	75,440
Less: valuation allowance	(108,640)	(107,117)	¥ (78,471)	¥ (13,038)
Total deferred tax assets	2,524,210	2,635,222
Net deferred tax assets	1,763,235	1,540,842
Deferred tax liabilities
Contract assets and service fees receivable	425,197	858,273
Guarantee receivables	369,874	305,281
Withholding income tax	45,603	22,206
Total deferred tax liabilities	840,674	1,185,760
Net deferred tax liabilities	¥ 105,212	¥ 91,380